Ownership, Nature of Business (Details)	Mar. 31, 2019 store state	Dec. 31, 2018 item
Nature of business
Number of retail locations owned and operated	471	471
Number of states in which stores are operated	12	12
Number of states in which the Company had an internet presence	29	29